GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Loss from Discontinued Operations

Period ended August 1, 2012

Revenues	3
Cost of revenues	143
Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348
Operating (loss)	(729)

Financial expense, net	18
Net loss	(747)

(*)	As a result of the partnership's sale a loss was recorded in the amount of $ 248, and consider to be a loss on discontinued operation.
(**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

Pointer Brazil [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed

Working capital, net	$130
Property and equipment	2,486
Other intangible assets	1,690
Goodwill	4,894
Long term loans from bank and others	(1,342)
Fair value of investment in subsidiary previously accounted for by the equity method	(3,885)
$3,973

Schedule of Pro Forma Information

	Unaudited
	2013	2012

Revenues	$104,238	$91,414

Net income	$6,269	$1,763

Earnings per share from continuing operations attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share	$1.13	$0.35
Diluted net earnings per share	$1.10	$0.35

K.S. Operation Centers for Vehicles Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
Working capital	$27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employees accruals	(24)
$3,125